RELATED PARTY TRANSACTIONS - Balances (Details) - Related parties - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
RELATED PARTY TRANSACTIONS
Other Receivables	$ 18	$ 2
Lin BioScience, Inc
RELATED PARTY TRANSACTIONS
Other Receivables	$ 18	$ 2